A and C Class Prospectus | USA Mutuals Generation Wave Growth Fund
USA Mutuals Generation Wave Growth Fund
Investment Objective
The investment objective of the Fund is capital appreciation over the long term with low volatility and low correlation to the equity markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Choosing a Share Class – Class A Shares” on page 13 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees A and C Class Prospectus USA Mutuals Generation Wave Growth Fund	USA Mutuals Generation Wave Growth Fund - Class A	USA Mutuals Generation Wave Growth Fund - Class C
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	none	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	1.00%	none
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A and C Class Prospectus USA Mutuals Generation Wave Growth Fund		USA Mutuals Generation Wave Growth Fund - Class A	USA Mutuals Generation Wave Growth Fund - Class C
Management Fees		0.95%	0.95%
Distribution (12b-1) Fees	[1]	0.25%	1.00%
Other Expenses	[2]	1.37%	1.37%
Acquired Fund Fees and Expenses		0.07%	0.07%
Total Annual Fund Operating Expenses		2.64%	3.39%
Less: Fee Waiver/Expense Reimbursement		none	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	2.64%	3.39%
[1]	The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Rule 12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares. For the 12-month period covered by this Prospectus, the Fund's Board of Trustees (the "Board of Trustees") has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	USA Mutual Advisors, Inc. (the "Advisor"), the Fund's investment advisor, has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses collectively, ("Excluded Expenses")) to 2.00% and 2.75% of average net assets of the Fund for Class A shares and Class C shares, respectively, through July 31, 2015, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees, unless either the Board of Trustees or the Advisor terminates the agreement prior to such renewal. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 2.00% and 2.75% for Class A shares and Class C shares, respectively. The current term of the agreement may only be terminated by the Board of Trustees of the Trust. The Advisor shall be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% rate of return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.  The fee waiver/expense reimbursement agreement discussed in the table above is reflected only through July 31, 2015.

Although your actual costs may be higher or lower, based on these assumptions your costs for the Fund would be:
Expense Example A and C Class Prospectus USA Mutuals Generation Wave Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
USA Mutuals Generation Wave Growth Fund - Class A	773	1,297	1,847	3,338
USA Mutuals Generation Wave Growth Fund - Class C	285	989	1,716	3,638

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 391.70% of the average value of its portfolio.

Principal Investment Strategies
The Fund, a non-diversified investment company, pursues its investment objective by investing in multiple “alternative” investment strategies.  The strategies employed in the Fund include Long/Short Equity Strategy, Relative Value-Long/Short Debt Strategy, Equity Option Strategy, Tactical Allocation Strategy (which involves using market trend indicators to determine whether the Fund should take aggressive, neutral or defensive market positions), and Real Assets/Commodity Strategy such as real estate, commodities and currencies.  The Fund may implement these strategies through direct investments in equity, fixed income and options securities, futures contracts, swaps, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) or other investment companies.  The Fund may engage in long purchases, short sales and options trading to implement these strategies.

The equity securities that the Fund invests in directly or through other investment companies may include small, medium or large capitalization companies, both domestic and foreign, in different market sectors.  The Fund’s investment in securities of foreign issuers may include emerging markets.  The fixed income securities that the Fund invests in directly or through other investment companies may include any maturity or credit quality, both domestic and foreign and may include securities rated below investment grade (sometimes referred to as “junk bonds”).  The Fund may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest include options, futures and swaps.  The Fund invests in these types of instruments to both reduce risk through hedging, or to take market risk.  In addition, the Fund may borrow money, a practice known as “leveraging,” to meet redemptions, for other emergency purposes or to increase its portfolio holdings.  The Fund may invest in commodity-linked instruments, including commodity-linked swaps, futures, options and options on futures, commodity-linked debt and other investment companies and ETFs that invest in commodity-linked instruments.

The Advisor does not follow a rigid investment or allocation policy and the Fund’s assets may be deployed among the Fund’s investment strategies and in weightings the Advisor deems appropriate.

Descriptions of the primary strategies to be employed by the Fund include:

•	Long/Short Equity Strategy-This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

•	Relative Value-Long/Short Debt Strategy-This strategy is designed to take advantage of perceived discrepancies in the market prices related to credit or maturities of fixed income securities.

•
Equity Option Strategy-Option strategies include selling call options against long equity positions to provide the ability to participate in high quality equity securities, while seeking income potential and downside protection.

•	Real Assets/Commodity Strategy-Economic cycles provide opportunities to profit from positions in real estate, copper, lumber, precious metals and other commodities.

•	Tactical Allocation Strategy-Using market trend indicators, this portion of the portfolio is allocated to aggressive, neutral or defensive market positions.

Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility.  Investments in the Fund are subject to the following principal risks:

•	you could lose all or portion of your investment in the Fund;

•	certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;

•	investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

•	asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions;

•
because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

•	investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio;

•	the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

•	fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and high yield securities risk;

•
fixed income securities that are rated below investment grade (sometimes referred to as “junk bonds”) are subject to risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer (such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities);

•	there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

•	political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline;

•	leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio;

•	ETFs bear the risk that the market price of an ETFs shares may trade at a discount to their NAV or that an active trading market for an ETFs shares may not develop or be maintained;

•
the Fund may bear indirect fees and expenses charged by any underlying investment companies in which the Fund may invest in addition to its direct fees and expenses, and may indirectly bear the principal risks of those investment companies;

•
the notes issued by ETNs are unsecured debt of the issuer, and the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index;

•	currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund’s investments to decline;

•
investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment may subject the Fund to losses if the derivatives do not perform as expected;

•
options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, may involve a small initial investment relative to the risk assumed, and may be less liquid than investments directly in the underlying securities;

•	swap contracts may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty;

•	the Fund may not be able to sell or close out a derivative instrument and the risk that underlying investments in a derivative instrument may lose value due to interest rate changes;

•
if the value of a security sold short increases prior to the scheduled delivery date the Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale;

•
exposure to commodity markets through investments in commodity-linked instruments, which may subject the Fund to greater volatility than investments in traditional securities (this difference is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments;

•
investments in real estate may be impacted by adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, which may decrease the value of REITs in which the Fund may invest (additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment); and

•
MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.  MLP investments also entail many of the general tax risks of investing in a partnership.  Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The information shown assumes reinvestment of distributions.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available through the Fund’s website at www.usamutuals.com.

Generation Wave Growth Fund - Investor Class Shares(1) Calendar Year Returns as of December 31

(1)
The returns in the bar chart are for the Fund’s Investor Class shares which are offered in a separate prospectus but would have substantially similar annual returns because the Fund’s Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.  Sales loads are not reflected in the bar chart or in the best and worst quarterly returns set forth below.  If sales loads were reflected, the returns shown would have been lower.

The calendar year-to-date return for the Fund’s Investor Class shares as of June 30, 2014 was 3.01%.  During the period shown in the bar chart, the best performance for a quarter was 12.82% (for the quarter ended September 30, 2009).  The worst performance was -20.07% (for the quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Returns A and C Class Prospectus USA Mutuals Generation Wave Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
USA Mutuals Generation Wave Growth Fund - Investor Class	Return Before Taxes	15.31%	10.53%	3.67%	3.07%	Jun. 21, 2001
After Taxes on Distributions USA Mutuals Generation Wave Growth Fund - Investor Class	Return After Taxes on Distributions	15.08%	10.45%	2.95%	2.47%
After Taxes on Distributions and Sale of Fund Shares USA Mutuals Generation Wave Growth Fund - Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	8.83%	8.39%	3.10%	2.58%
S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	32.39%	17.94%	7.41%	5.32%	Jun. 21, 2001

After-tax returns are shown for Investor Class shares and will vary for Class A and Class C shares and are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.